Note 15 - Other Comprehensive Income	12 Months Ended
Mar. 31, 2012
Comprehensive Income (Loss) Note [Text Block]
15.      OTHER COMPREHENSIVE INCOME

The changes in each component of other comprehensive income (loss) for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2010:
Foreign currency translation adjustments	¥2,739	-	¥2,739
Unrealized holding gain (loss) on securities:
Amount arising during the period	243,390	¥(99,789)	143,601
Less: Reclassification adjustments for gains included in net income	(29,217)	11,979	(17,238)
Release of deferred tax asset valuation allowance*	-	87,810	87,810
Net unrealized holding gain during the period	214,173	-	214,173
Defined benefit pension plans:
Amount arising during the period	118,967	(8,572)	110,395
Less: Reclassification adjustments for losses included in net income	18,415	(3,402)	15,013
Less: Reclassification adjustments on effect of curtailment and settlement	88,401	(36,331)	52,070
Less: Other	95,090	-	95,090
Net defined benefit pension plans	320,873	(48,305)	272,568

Other comprehensive income (loss)	¥537,785	¥(48,305)	¥489,480

Year ended March 31, 2011:
Foreign currency translation adjustments	¥(43,435)	-	¥(43,435)
Unrealized holding gain (loss) on securities:
Amount arising during the period	(53,702)	¥22,018	(31,684)
Less: Reclassification adjustments for gains included in net income	(77,570)	31,803	(45,767)
Recognition of tax expense	-	(167,634)	(167,634)
Net unrealized holding gain (loss) during the period	(131,272)	(113,813)	(245,085)
Defined benefit pension plans:
Amount arising during the period	(3,324)	1,363	(1,961)
Less: Reclassification adjustments for losses included in net income	6,685	(2,741)	3,944
Release of deferred tax asset valuation allowance	-	32,634	32,634
Net defined benefit pension plans	3,361	31,256	34,617

Other comprehensive loss	¥(171,346)	¥(82,557)	¥(253,903)

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2012:
Foreign currency translation adjustments	¥(9,539)	-	¥(9,539)
Unrealized holding gain (loss) on securities:
Amount arising during the period	56,384	¥(20,242)	36,142
Less: Reclassification adjustments for losses included in net income	91,064	(37,336)	53,728
Other		12,875	12,875
Net unrealized holding gain (loss) during the period	147,448	(44,703)	102,745
Defined benefit pension plans:
Amount arising during the period	(39,083)	14,030	(25,053)
Less: Reclassification adjustments for gains included in net income	(12,263)	5,711	(6,552)
Net defined benefit pension plans	(51,346)	19,741	(31,605)

Other comprehensive income (loss)	¥86,563	¥(24,962)	¥61,601

	Thousands of U.S. Dollars
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2012:
Foreign currency translation adjustments	$(116)	-	$(116)
Unrealized holding gain (loss) on securities:
Amount arising during the period	684	$(246)	438
Less: Reclassification adjustments for losses included in net income	1,105	(453)	652
Other	-	158	158
Net unrealized holding gain (loss) during the period	1,789	(541)	1,248
Defined benefit pension plans:
Amount arising during the period	(474)	170	(304)
Less: Reclassification adjustments for gains included in net income	(149)	69	(80)
Net defined benefit pension plans	(623)	239	(384)

Other comprehensive income (loss)	$1,050	$(302)	$748

* The release of the deferred tax asset valuation allowance has resulted from unrealized gains on available-for-sale securities.

The components of accumulated other comprehensive income (loss) at March 31, 2011 and 2012 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Foreign currency translation adjustments	¥(124,624)	¥(134,163)	$(1,627)
Unrealized holding gain on securities	135,951	238,696	2,896
Defined benefit pension plans	(96,461)	(128,066)	(1,554)

Total	¥(85,134)	¥(23,533)	$(285)